Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

(202) 261-3304

May 4, 2026

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Fenimore Asset Management (the “Trust”)

File Nos. 33-7190 and 811-04750

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the Trust and the following three separate investment series of the Trust: FAM Value Fund, FAM Dividend Focus Fund and FAM Small Cap Fund (the “Funds”), that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Funds do not differ from those contained in Post-Effective Amendment No. 74 (SEC Accession No. 0001580642-26-002769), which was filed on April 30, 2026. The text of Post-Effective Amendment No. 74 was filed electronically.

If you have any questions or comments concerning this filing, please contact the undersigned at (202) 261-3304.

Very truly yours,

/s/ Stephen T. Cohen, Esq.